Loans Payable (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 30, 2022 EUR (€)
Loans Payable [Abstract]
Principal amount		$ 22,828	€ 20,000
Loan amount in percentage		0.10%	0.10%
Loan bears interest		0.10%	0.10%
Trade receivables percentage		0.10%	0.10%
Received loans from related parties	$ 40,144					€ 35,000
Related party loans percentage	6.00%
Loans payable description	The Loans have a stated interest rate of at 6.0%. EUR 10,000 (approximately $11,461) of the loans matured on July 31, 2020 and EUR 25,000 (approximately $28,653) of the loan matured on December 31, 2021. As the Related Party 6% Loans were received at below market interest rates, the initial fair value of the 3% Loan was determined to be EUR 21,936 (approximately $25,140), determined using an estimated effective interest rate of 11.5%.
Line of credit				$ 229,224	€ 200,000
Accrues interest				4.00%	4.00%
Line of control				0.50%	0.50%